UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09293

DAVIS VARIABLE ACCOUNT FUND, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Address of principal executive offices)

Lisa J. Cohen
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600
Date of fiscal year end: December 31, 2023
Date of reporting period: December 31, 2023

____________________

ITEM 1.  REPORT TO STOCKHOLDERS

Davis Financial Portfolio
(part of Davis Variable Account Fund, Inc.)
December 31, 2023
ANNUAL REPORT
The Equity Specialists

DAVIS FINANCIAL PORTFOLIO

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Financial Portfolio (the “Fund”) prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.
Shares of the Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.
Portfolio Proxy Voting Policies and Procedures
The Board of Directors has directed Davis Selected Advisers, L.P. (“Adviser”) to vote the Fund’s portfolio securities in conformance with the Adviser’s Proxy Voting Policies and Procedures. A description of these policies and procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.
In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.
Quarterly Schedule of Investments and Monthly Holdings
The Fund files its complete schedule of investments with the SEC on Form N-CSR (as of the end of the second and fourth quarters) and on Form N-PORT Part F (as of the end of the first and third quarters). The Fund’s Forms N-CSR (Annual and Semi-Annual Reports) and N-PORT Part F are available without charge, upon request, by calling 1-800-279-0279, on the Fund’s website at www.davisfunds.com, and on the SEC’s website at www.sec.gov. Lists of the Fund’s month-end and quarter-end holdings are also available at www.davisfunds.com. They become available on or about the 10th day following each respective time period and remain available on the website until the list is updated for the subsequent period.

DAVIS FINANCIAL PORTFOLIO
Management’s Discussion of Fund Performance
Performance Overview
Davis Financial Portfolio underperformed the Standard & Poor’s 500® Index (“S&P 500®” or the “Index”) for the twelve-month period ended December 31, 2023 (the “period”). The Fund delivered a total return of 15.29%, versus a 26.29% return for the S&P 500®. The Fund outperformed the 12.15% return of the S&P 500® Financials Index.
S&P 500®
•Strongest performing sectors1
-Information Technology (+58%), Communication Services (+56%), and Consumer Discretionary (+42%)
•Weakest performing sectors
-Utilities (-7%), Energy (-1%), and Consumer Staples (+1%)
S&P 500® Financials
•Strongest performing industries
-Consumer Finance (+30%), Capital Markets (+16%), and Financial Services (+14%)
•Weakest performing industries
-Insurance (+9%) and Banks (+11%),
Contributors2 to Performance
•Banks - outperformed the Index industry (+16% vs +11%)
-JPMorgan Chase3 (+31%), Wells Fargo (+23%), Danske Bank (+42%), and Fifth Third Bancorp (+10%)
•Financial Services - outperformed the Index industry (+28% vs +14%)
-Rocket Companies (+107%) and Berkshire Hathaway (+16%)
•Consumer Finance - outperformed the Index industry (+39% vs 30%)
-Capital One Financial (+44%) - largest individual contributor
-American Express (+29%)
•Individual holdings - Bank of New York Mellon (+18%) and Loews (+20%)
Detractors from Performance
•Capital Markets - underperformed the Index industry (+6% vs +16%)
-Charles Schwab (-16%) and Julius Baer Group (less than 1%)
•Insurance - underperformed the Index industry (+7% vs +9%)
-Ping An Insurance (-28%) - largest individual detractor
•Individual Bank holdings
-Metro Bank Holdings (-68%) and Bank of America (+5%)
-Bank of America - untimely sales during the period hindered performance
•
Select non-financial holding - Prosus (-5%)

Davis Financial Portfolio’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Financial Portfolio’s principal risks are: stock market risk, common stock risk, financial services risk, credit risk, interest rate sensitivity risk, focused portfolio risk, headline risk, foreign country risk, large-capitalization companies risk, manager risk, depositary receipts risk, fees and expenses risk, foreign currency risk, emerging market risk, and mid- and small-capitalization companies risk. See the prospectus for a full description of each risk.
Davis Financial Portfolio concentrates its investments in the financial sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund’s investment performance, both positive and negative, is expected to reflect the economic performance of the financial sector more than a fund that does not concentrate its portfolio.
Davis Financial Portfolio is allowed to focus its investments in fewer companies, and it may be subject to greater risks than a more diversified portfolio that is not allowed to focus its investments in a few companies. Should the portfolio manager determine that it is prudent to focus the Fund’s portfolio in a few companies, the Fund’s investment performance, both positive and negative, is expected to reflect the economic performance of its more focused portfolio.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the twelve-month period ended December 31, 2023, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the twelve-month period, December 31, 2023, unless otherwise noted.
1 The companies included in the Standard & Poor’s 500® Index are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry level. See the SAI for additional information regarding the Fund’s concentration policy.
2 A company’s or industry’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.
3 Management's Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS FINANCIAL PORTFOLIO
Management’s Discussion of Fund Performance - (Continued)
Comparison of a $10,000 investment in Davis Financial Portfolio versus the
Standard & Poor's 500® Index over 10 years for an investment made on December 31, 2013
Average Annual Total Return for periods ended December 31, 2023

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Fund's Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Financial Portfolio	15.29%	10.24%	8.79%	6.30%	0.78%	0.78%
S&P 500® Index	26.29%	15.68%	12.03%	7.18%
The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. The operating expense ratio may vary in future years. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
Fund performance numbers are net of all Fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance included the effect of these additional charges, the return would be lower.

DAVIS FINANCIAL PORTFOLIO
Fund Overview
December 31, 2023

Portfolio Composition (% of Fund’s 12/31/23 Net Assets)
Common Stock (U.S.)	78.58%
Common Stock (Foreign)	20.26%
Short-Term Investments	1.01%
Other Assets & Liabilities	0.15%
100.00%

Industry Weightings (% of 12/31/23 Stock Holdings)
	Fund	S&P 500®
Banks	46.21%	3.26%
Insurance	16.60%	2.06%
Consumer Finance	13.79%	0.50%
Capital Markets	11.92%	3.00%
Financial Services	9.06%	4.16%
Consumer Discretionary Distribution & Retail	2.42%	5.69%
Information Technology	–	28.86%
Health Care	–	12.62%
Media & Entertainment	–	7.68%
Capital Goods	–	5.75%
Energy	–	3.89%
Food, Beverage & Tobacco	–	2.93%
Materials	–	2.41%
Equity REITs	–	2.36%
Utilities	–	2.34%
Other	–	12.49%
	100.00%	100.00%

Top 10 Long-Term Holdings (% of Fund’s 12/31/23 Net Assets)
Capital One Financial Corp.	Consumer Finance	9.42%
Wells Fargo & Co.	Banks	7.35%
JPMorgan Chase & Co.	Banks	7.31%
Berkshire Hathaway Inc., Class A	Financial Services	6.02%
Bank of New York Mellon Corp.	Capital Markets	5.68%
Markel Group Inc.	Property & Casualty Insurance	5.61%
Fifth Third Bancorp	Banks	5.50%
Chubb Ltd.	Property & Casualty Insurance	5.46%
U.S. Bancorp	Banks	5.44%
PNC Financial Services Group, Inc.	Banks	5.02%
Positions Closed (01/01/23-12/31/23)

Security	Industry	Date of Final Sale	Realized Loss
Greenlight Capital Re, Ltd., Class A	Reinsurance	04/11/23	$ (158,026)

DAVIS FINANCIAL PORTFOLIO
Expense Example
As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is for the six-month period ended December 31, 2023. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company’s separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would be higher.
Actual Expenses
The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (07/01/23)	Ending Account Value (12/31/23)	Expenses Paid During Period* (07/01/23-12/31/23)

Actual	$1,000.00	$1,142.51	$4.16
Hypothetical	$1,000.00	$1,021.32	$3.92
Hypothetical assumes 5% annual return before expenses.
*Expenses are equal to the Fund’s annualized operating expense ratio (0.77%)**, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
**The expense ratio reflects the impact, if any, of certain reimbursements and/or waivers from the Adviser.

DAVIS FINANCIAL PORTFOLIO
Schedule of Investments
December 31, 2023

	Shares	Value (Note 1)
COMMON STOCK – (98.84%)
CONSUMER DISCRETIONARY – (2.40%)
Consumer Discretionary Distribution & Retail – (2.40%)
Prosus N.V., Class N (Netherlands)	43,439	$1,294,052
Total Consumer Discretionary		1,294,052
FINANCIALS – (96.44%)
Banks – (45.67%)
Bank of America Corp.	43,220	1,455,217
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	23,990	767,920
Danske Bank A/S (Denmark)	85,760	2,291,099
DBS Group Holdings Ltd. (Singapore)	90,837	2,299,575
DNB Bank ASA (Norway)	52,990	1,126,570
Fifth Third Bancorp	86,250	2,974,763
JPMorgan Chase & Co.	23,210	3,948,021
Metro Bank Holdings PLC (United Kingdom) *	417,182	196,752
PNC Financial Services Group, Inc.	17,520	2,712,972
U.S. Bancorp	67,930	2,940,010
Wells Fargo & Co.	80,670	3,970,577
		24,683,476
Financial Services – (34.36%)
Capital Markets – (11.78%)
Bank of New York Mellon Corp.	59,000	3,070,950
Charles Schwab Corp.	11,320	778,816
Julius Baer Group Ltd. (Switzerland)	44,879	2,515,956
		6,365,722
Consumer Finance – (13.63%)
American Express Co.	12,130	2,272,434
Capital One Financial Corp.	38,830	5,091,390
		7,363,824
Financial Services – (8.95%)
Berkshire Hathaway Inc., Class A *	6	3,255,750
Rocket Companies, Inc., Class A *	109,270	1,582,230
		4,837,980
		18,567,526
Insurance – (16.41%)
Life & Health Insurance – (0.84%)
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	100,500	454,975
Property & Casualty Insurance – (14.43%)
Chubb Ltd.	13,056	2,950,656
Loews Corp.	26,080	1,814,907
Markel Group Inc. *	2,135	3,031,487
		7,797,050
	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Reinsurance – (1.14%)
Everest Group, Ltd.	1,740	$615,229
		8,867,254
Total Financials		52,118,256
TOTAL COMMON STOCK – (Identified cost $28,848,800)		53,412,308

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (1.01%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 5.31%, 01/02/24 (a)	$256,000	$256,000
StoneX Financial Inc. Joint Repurchase Agreement, 5.31%, 01/02/24 (b)	291,000	291,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $547,000)		547,000
Total Investments – (99.85%) – (Identified cost $29,395,800)		53,959,308
Other Assets Less Liabilities – (0.15%)		81,338
Net Assets – (100.00%)		$54,040,646

*	Non-income producing security.
(a)	Dated 12/29/23, repurchase value of $256,151 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 0.00%-3.50%, 09/15/39-07/01/52, total market value $261,120).
(b)
Dated 12/29/23, repurchase value of $291,172 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.00%, 01/15/24-09/20/73, total market value
$296,820).

See Notes to Financial Statements

DAVIS FINANCIAL PORTFOLIO
Statement of Assets and Liabilities
At December 31, 2023

ASSETS:
Investments in securities, at value* (see accompanying Schedule of Investments)	$53,959,308
Cash	268
Receivables:
Dividends and interest	148,705
Prepaid expenses	2,751
Total assets	54,111,032

LIABILITIES:
Payables:
Capital stock redeemed	12,246
Accrued audit fees	15,920
Accrued custodian fees	6,250
Accrued investment advisory fees	25,485
Other accrued expenses	10,485
Total liabilities	70,386

NET ASSETS	$54,040,646

SHARES OUTSTANDING	4,138,062

NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$13.06

NET ASSETS CONSIST OF:
Par value of shares of capital stock	$4,138

Additional paid-in capital	29,740,610

Distributable earnings	24,295,898
Net Assets	$54,040,646

*Including:
Cost of investments	$29,395,800
See Notes to Financial Statements

DAVIS FINANCIAL PORTFOLIO
Statement of Operations
For the year ended December 31, 2023

INVESTMENT INCOME:
Income:
Dividends*		$1,435,342
Interest		27,654
Total income		1,462,996

Expenses:
Investment advisory fees (Note 3)	$281,744
Custodian fees	18,419
Transfer agent fees	13,357
Audit fees	22,116
Legal fees	3,730
Accounting fees (Note 3)	3,000
Reports to shareholders	791
Directors’ fees and expenses	35,866
Registration and filing fees	26
Miscellaneous	18,478
Total expenses		397,527
Net investment income		1,065,469

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions		1,216,577
Foreign currency transactions		(1,093)
Net realized gain		1,215,484
Net increase in unrealized appreciation		4,988,424
Net realized and unrealized gain on investments and foreign currency transactions		6,203,908
Net increase in net assets resulting from operations		$7,269,377

*Net of foreign taxes withheld of		$57,557
See Notes to Financial Statements

DAVIS FINANCIAL PORTFOLIO
Statements of Changes in Net Assets

	Year ended December 31,
	2023	2022

OPERATIONS:
Net investment income	$1,065,469	$1,043,963
Net realized gain from investments and foreign currency transactions	1,215,484	2,634,260
Net increase (decrease) in unrealized appreciation on investments and foreign currency transactions	4,988,424	(10,132,114)
Net increase (decrease) in net assets resulting from operations	7,269,377	(6,453,891)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:	(3,280,888)	(2,964,777)

CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 4)	(3,066,192)	(5,298,517)

Total increase (decrease) in net assets	922,297	(14,717,185)

NET ASSETS:
Beginning of year	53,118,349	67,835,534
End of year	$54,040,646	$53,118,349
See Notes to Financial Statements

DAVIS FINANCIAL PORTFOLIO
Notes to Financial Statements
December 31, 2023
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation) and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund follows the reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. Only insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may purchase shares of the Fund. The Fund concentrates its investments in the financial sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation - The Fund's Board of Directors has designated Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, as the valuation designee for the Fund. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Fund. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Fund's assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.
Short-term investments purchased within 60 days to maturity are valued at amortized cost, which approximates market value.
On a quarterly basis, the Board of Directors receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Directors receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Fund's investments.
Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
Level 1 −
quoted prices in active markets for identical securities
Level 2 −
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 −
significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

DAVIS FINANCIAL PORTFOLIO
Notes to Financial Statements - (Continued)
December 31, 2023
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Fair Value Measurements - (Continued)
The following is a summary of the inputs used as of December 31, 2023 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
	Level 1: Quoted Prices	Level 2: Other Significant Observable Inputs	Level 3: Significant Unobservable Inputs	Total
Common Stock:
Consumer Discretionary	$1,294,052	$–	$–	$1,294,052
Financials	52,118,256	–	–	52,118,256
Short-Term Investments	–	547,000	–	547,000
Total Investments	$53,412,308	$547,000	$–	$53,959,308
Repurchase Agreements - Repurchase agreements are transactions under which a Fund purchases a security from a dealer counterparty and agrees to resell the security to that counterparty on a specified future date at the same price, plus a specified interest rate. The Fund’s repurchase agreements are secured by U.S. government or agency securities. It is the Fund’s policy that its regular custodian or third party custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. In the event of default by the counterparty, the Fund has the contractual right to liquidate the collateral securities and to apply the proceeds in satisfaction of the obligation.
Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to United States Dollar (“USD”) on the date of valuation using exchange rates determined as of the close of trading on the Exchange. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.
Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to USD. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. During the year ended December 31, 2023, there were no forward currency contracts entered into by the Fund.
Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the USD equivalent of the amounts actually received or paid. The Fund includes foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statement of Operations. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities resulting from changes in the exchange rate and are included within net unrealized appreciation or depreciation in the Statement of Operations.
Federal Income Taxes  - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser analyzed the Fund's tax positions taken on federal and state income tax returns for all open tax years and concluded that as of December 31, 2023, no provision for income tax is required in the Fund's financial statements related to these tax positions. The Fund's federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state Department of Revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2020.

DAVIS FINANCIAL PORTFOLIO
Notes to Financial Statements - (Continued)
December 31, 2023
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Federal Income Taxes  - (Continued)
Under current tax regulations, losses realized after October 31 (“post-October” losses; for the period from November 1, 2023 through December 31, 2023) may be deferred and treated as occurring on the first business day of the following fiscal year. At December 31, 2023, the Fund had long-term post-October losses in the amount of $126,341.
At December 31, 2023, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Cost	$29,506,693

Unrealized appreciation	25,376,652
Unrealized depreciation	(924,037)
Net unrealized appreciation	$24,452,615
Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments [collectively “Distributable earnings (losses)”] may differ for financial statement and tax purposes primarily due to permanent and temporary differences which may include wash sales, foreign currency transactions, deferred post-October losses, and Directors’ deferred compensation payments. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules. The Fund’s net assets have not been affected by these reclassifications.
The tax character of distributions paid during the years ended December 31, 2023 and 2022 was as follows:

	Ordinary Income	Long-Term Capital Gain	Total
2023	$1,089,737	$2,191,151	$3,280,888
2022	1,074,679	1,890,098	2,964,777
As of December 31, 2023, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$14,801

Net unrealized appreciation on investments and foreign currency transactions	24,456,784

Deferred long-term post-October losses	(126,341)

Other temporary differences	(49,346)
Total	$24,295,898
Indemnification - Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

DAVIS FINANCIAL PORTFOLIO
Notes to Financial Statements - (Continued)
December 31, 2023
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.
Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director's account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.
NOTE 2 - PURCHASES AND SALES OF SECURITIES
The cost of purchases and proceeds from sales of investment securities (excluding short-term investments) during the year ended December 31, 2023 were $1,108,394 and $6,256,510, respectively.
NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)
Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.
All officers of the Fund (including Interested Directors) hold positions as executive officers with the Adviser or its affiliates.
Investment Advisory Fees and Reimbursement/Waiver of Expenses - Advisory fees are paid monthly to the Adviser at an annual rate of 0.55% of the Fund’s average net assets. The Adviser is contractually committed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual fund operating expenses at 1.00% until May 1, 2024. After that date, there is no assurance that the Adviser will continue to cap expenses. The agreement cannot be terminated prior to that date, without the consent of the Board of Directors. The Adviser may not recoup any of the operating expenses it has reimbursed to the Fund.
Accounting Fees - State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the year ended December 31, 2023 amounted to $3,000.
NOTE 4 - CAPITAL STOCK
At December 31, 2023, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Year ended December 31, 2023
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	419,215	251,602	(935,743)	(264,926)
Value:	$5,147,616	$3,280,888	$(11,494,696)	$(3,066,192)

	Year ended December 31, 2022
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	825,855	249,141	(1,528,029)	(453,033)
Value:	$11,409,386	$2,964,777	$(19,672,680)	$(5,298,517)

DAVIS FINANCIAL PORTFOLIO
Financial Highlights
The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Year ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$12.06	$13.97	$11.74	$13.47	$11.55

Income (Loss) from Investment Operations:
Net Investment Income	0.25 [a]	0.23 [a]	0.20	0.17	0.22
Net Realized and Unrealized Gains (Losses)	1.59	(1.43)	3.39	(0.99)	2.77
Total from Investment Operations	1.84	(1.20)	3.59	(0.82)	2.99

Dividends and Distributions:
Dividends from Net Investment Income	(0.28)	(0.25)	(0.21)	(0.17)	(0.21)
Distributions from Realized Gains	(0.56)	(0.46)	(1.15)	(0.74)	(0.86)
Total Dividends and Distributions	(0.84)	(0.71)	(1.36)	(0.91)	(1.07)

Net Asset Value, End of Period	$13.06	$12.06	$13.97	$11.74	$13.47

Total Return[b]	15.29%	(8.53)%	30.54%	(5.99)%	25.86%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$54,041	$53,118	$67,836	$55,876	$67,991
Ratio of Expenses to Average Net Assets:
Gross	0.78%	0.75%	0.70%	0.73%	0.70%
Net[c]	0.78%	0.75%	0.70%	0.73%	0.70%
Ratio of Net Investment Income to Average
Net Assets	2.08%	1.77%	1.28%	1.49%	1.58%
Portfolio Turnover Rate[d]	2%	12%	13%	12%	6%

a	Per share calculations were based on average shares outstanding for the period.
b
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

c	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of certain reimbursements and/or waivers from the Adviser.
d
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

DAVIS FINANCIAL PORTFOLIO
Report of Independent Registered Public Accounting Firm
The Shareholders and Board of Directors
Davis Variable Account Fund, Inc.:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Davis Financial Portfolio (a separate series of Davis Variable Account Fund, Inc.) (the Fund), including the schedule of investments, as of December 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
KPMG LLP
We have served as the auditor of one or more Davis Funds investment companies since 1998.
Minneapolis, Minnesota
February 8, 2024

DAVIS FINANCIAL PORTFOLIO
Federal Income Tax Information (Unaudited)
During the calendar year ended December 31, 2023, the Fund declared and paid long-term capital gain distributions in the amount of $2,191,151.
During the calendar year ended December 31, 2023, $1,089,737 of dividends paid by the Fund constituted income dividends for federal income tax purposes. The Fund designates $849,037 or 78% as income qualifying for the corporate dividends received deduction.

DAVIS FINANCIAL PORTFOLIO
Tailored Shareholder Report
Beginning in July 2024, as required by regulations adopted by the SEC, the Fund will be producing a Tailored Shareholder Report, which, together with Form N-CSR, will replace the current Annual and Semi-Annual reports that investors receive today. The Tailored Shareholder Report is intended to make the content more concise and easier for investors to understand. These new reports will include class-specific information, such as simplified expense presentation, fund performance details including returns, graphical representation of holdings, and material changes from the prior year to help investors monitor their fund by share class.
There is no action needed on your part:
•
If you currently elect to receive shareholder reports electronically, you will receive the new Tailored Shareholder Report in this way.
•
If you currently receive printed reports or postcard notices via mail, the new Tailored Shareholder Report will be mailed to you.
Detailed information (such as complete financial statements) will not be included in the Tailored Shareholder Report but will be available online, and if requested, delivered via email or in paper free of charge. This detailed information will be filed on a semi-annual basis on Form N-CSR. Please contact your financial intermediary to inform them if you wish to receive paper or email copies of the more detailed information and whether this will apply to all funds held with your financial intermediary.

DAVIS FINANCIAL PORTFOLIO
Directors and Officers
For the purpose of their service as Directors to the Davis Funds, the business address for each of the Directors is: 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Subject to exceptions and exemptions which may be granted by the Independent Directors, Directors must retire from the Board of Directors and cease being a Director at the close of business on the last day of the calendar year in which the Director attains age seventy-eight (78).
Name, Date of Birth, Position(s) Held with Fund, Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships
Independent Directors

John S. Gates Jr. (08/02/53) Director since 2007	Executive Chairman, TradeLane Properties LLC (industrial real estate company); Chairman and Chief Executive Officer of PortaeCo LLC (private investment company).	13	Director, Miami Corp. (diversified investment company).

Thomas S. Gayner (12/16/61) Director since 2004 Chairman since 2009	Chief Executive Officer and Director, Markel Group Inc. (diversified financial holding company).	13	Director, Graham Holdings Company (educational and media company); Director, Cable ONE Inc. (cable service provider); Director, The Coca-Cola Company (beverage company).

Samuel H. Iapalucci (07/19/52) Director since 2006	Retired; Executive Vice President and Chief Financial Officer, CH2M HILL Companies, Ltd. (engineering) until 2008.	13	None

Robert P. Morgenthau (03/22/57) Director since 2002	Principal, Cannell & Spears (investment management firm) since 2011; Chairman, NorthRoad Capital Management, LLC (investment management firm) 2002-2011.	13	None

Lara N. Vaughan (04/20/69) Director since 2021	Chief Executive Officer and Chief Financial Officer of Parchman, Vaughan & Company, L.L.C. (investment bank).	13	None

Marsha C. Williams (03/28/51) Director since 1999	Retired; Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-service provider) 2007-2010.	13	Chairperson, Modine Manufacturing Company (heat transfer technology); Director, Fifth Third Bancorp (diversified financial services); Director, Crown Holdings, Inc. (manufacturing company).

Interested Directors*

Andrew A. Davis (06/25/63) Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of two portfolios) since 1998; Trustee, Clipper Funds Trust (consisting of one portfolio) since 2014.

Christopher C. Davis (07/13/65) Director since 1997	President or Vice President of each Davis Fund, Selected Fund, Clipper Fund, and Davis ETF; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC.	16
Director, Selected Funds (consisting of two portfolios)
since 1998; Trustee, Clipper Funds Trust (consisting of
one portfolio) since 2014; Lead Independent Director,
Graham Holdings Company (educational and media
company); Director, The Coca-Cola Company
(beverage company); Director, Berkshire
Hathaway Inc. (financial services).

* Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.
Officers
Lisa J. Cohen (born 04/25/89, Davis Funds officer since 2021). Vice President and Secretary of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.
Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Interested Directors.
Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Interested Directors.
Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Trustee/Chairman, Executive Vice President, and Principal Executive Officer of Davis Fundamental ETF Trust (consisting of four portfolios); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.
Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.
Michaela McLoughry (born 03/21/81, Davis Funds officer since 2023). Vice President and Chief Compliance Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

DAVIS FINANCIAL PORTFOLIO
Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279
Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
Transfer Agent
SS&C Global Investor & Distribution Solutions, Inc.
c/o The Davis Funds
P.O. Box 219197
Kansas City, Missouri 64121-9197
Custodian
State Street Bank and Trust Co.
One Congress Street, Suite 1
Boston, Massachusetts 02114
Legal Counsel
Greenberg Traurig, LLP
1144 15th Street, Suite 3300
Denver, Colorado 80202
Independent Registered Public Accounting Firm
KPMG LLP
4200 Wells Fargo Center
90 South 7th Street
Minneapolis, MN 55402

For more information about Davis Financial Portfolio, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund's Statement of Additional Information contains additional information about the Fund's Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Fund's website at www.davisfunds.com. Quarterly Fact Sheets are available on the Fund's website at www.davisfunds.com.

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DFP_AR_2023

ITEM 2.  CODE OF ETHICS

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the code of ethics is filed as an exhibit to this form N-CSR.

No substantive amendments were approved or waivers granted to this code of ethics during the period covered by this report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s Board of Directors has determined that independent director Marsha Williams qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)
Audit Fees.  The aggregate Audit Fees billed by KPMP LLP (“KPMG”) for professional services rendered for the audits of the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal year ends December 31, 2023 and December 31, 2022 were $22,116 and $20,771, respectively.

(b)
Audit-Related Fees.  The aggregate Audit-Related Fees billed by KPMG for services rendered for assurance and related services that are not reasonably related to the performance of the audit or review of the fund financial statements, but not reported as Audit Fees for fiscal year ends December 31, 2023 and December 31, 2022 were $0 and $0, respectively.

(c)
Tax Fees.  The aggregate Tax Fees billed by KPMG for professional services rendered for tax compliance, tax advice and tax planning for the fiscal year ends December 31, 2023 and December 31, 2022 were $9,811 and $9,501, respectively.

Fees included in the Tax Fee category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audit.  These services include preparation of tax returns, tax advice related to mergers and a review of the fund income and capital gain distributions.

(d)
All Other Fees.  The aggregate Other Fees billed by KPMG for all other non-audit services rendered to the fund for the fiscal year ends December 31, 2023 and December 31, 2022 were $0 and $0, respectively.

(e)(1)
Audit Committee Pre-Approval Policies and Procedures.

The fund Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the funds.  Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The fund Audit Committee has adopted a policy whereby audit and non-audit services performed by the fund independent accountant require pre-approval in advance at regularly scheduled Audit Committee meetings.  If such a service is required between regularly scheduled Audit Committee meetings, pre-approval may be authorized by the Audit Committee Chairperson with ratification at the next scheduled audit committee meeting.

(e)(2)	No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)	Not applicable

(g)
The Funds’ independent accountant did not provide any services to the investment advisor or any affiliate for the fiscal years ended December 31, 2023 and December 31, 2022.  The fund has not paid any fees for non-audit not previously disclosed in items 4 (b) – (d).

(h)
The registrant’s audit committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.  No such services were rendered.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.  SCHEDULE OF INVESTMENTS

(a)	Not Applicable. The complete Schedule of Investments is included in Item 1 of this Form N-CSR

(b)	Not Applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Directors.

ITEM 11.  CONTROLS AND PROCUDURES

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 13.  EXHIBITS

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed as an exhibit to this form N-CSR.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS VARIABLE ACCOUNT FUND, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: February 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: February 8, 2024

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer and Principal Accounting Officer

Date: February 8, 2024